Note 2- Summary of Significant Accounting Policies: Financial Instruments (Policies)	3 Months Ended
Jun. 30, 2012
Financial Instruments:
Financial Instruments

Financial instruments

The Company's financial instruments consist of cash, accounts payable and a note payable.  The fair values of these financial instruments approximate their carrying values due to the short-term maturity of those instruments. In management's opinion, the Company is not exposed to significant interest rate, currency exchange rate or credit risk arising from these financial instruments. The Company is not party to any derivative instruments.